Segmentation (Tables)	6 Months Ended
Jun. 30, 2025
Segmentation [Abstract]
Schedule of Consolidated Balance Sheets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss, total assets and total liabilities, which include the following:
	June 30,	December 31,
	2025	2024
Cash and cash equivalents	$5,199,825	$1,053,744
Property and equipment, net	4,598,909	3,809,742
Oil and natural gas properties	482,909	790,093

Schedule of Unaudited Consolidated Statements of Operations
	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Revenue, net	$209,114	$20,377	$535,569	$349,588
Lease operating expenses	308,385	225,368	568,865	728,927
General and administrative expenses	1,532,520	1,043,122	3,469,174	1,788,186